Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Millions		Jun. 30, 2024	Dec. 31, 2023
Other Noncurrent Assets [abstract]
Net defined benefit plan surpluses		$ 41	$ 45
Cash surrender value of life insurance policies		363	354
Deferred commissions		100	108
Other non-current assets	[1]	116	111
Total other non-current assets		$ 620	$ 618

[1]	Includes a tax receivable from HM Revenue & Customs (“HMRC”) of $90 million and $91 million as of June 30, 2024 and December 31, 2023, respectively (see note 18).